Trade and other receivables (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables
Beginning of the year	₩ 735,316	₩ 438,155	₩ 766,595
Bad debt expenses		297,162
Reversal of bad debt expenses	(4,159)		(328,440)
Ending of the year	₩ 731,157	₩ 735,316	₩ 438,155